IVY FUNDS

Delaware Ivy S&P 500 Dividend Aristocrats Index Fund
(formerly, Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund)

Delaware Ivy Energy Fund (formerly, Ivy Energy Fund)

(each a “Fund”, and together, the “Funds”)

Supplement to the current Summary and Statutory Prospectus (the “Prospectus”)
and Statement of Additional Information (the “SAI”) for each Fund

On or about July 30, 2022 (the “Effective Date”), the investment objective, investment strategies, benchmark, and name for each Fund will change as detailed further below. In addition, the portfolio managers for the Delaware Ivy Energy Fund will also be updated as noted below.

Delaware Ivy S&P 500 Dividend Aristocrats Index Fund

Upon the Effective Date, all references to the Fund name will be changed to “Delaware Sustainable Equity Income Fund”, and the Fund’s investment objective and strategies will also change. In connection with these planned changes, the Fund will seek to invest its assets in equity securities of companies that meet the Fund’s sustainable investment criteria. The following is a summary of certain planned changes that will be made on the Effective Date as a result of this Fund repositioning:

	Current	Effective Date
Name of Fund	Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	Delaware Sustainable Equity Income Fund
Investment Objective	To seek investment results, before fees and expenses, that track the performance of the S&P 500 Dividend Aristocrats Index	To seek long-term growth of capital and current income
Benchmark	S&P 500 Dividend Aristocrats Index	Russell 1000 Value Index
Investment management
Investment manager:
Delaware Management Company

Portfolio managers:
Barry Gladstein
Chris Gowlland

Sub-advisors:
Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

Investment manager:
Delaware Management Company

Portfolio managers:
Barry Gladstein
Chris Gowlland

Sub-advisors:
Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

Delaware Ivy Energy Fund

Upon the Effective Date, all references to the Fund name will be changed to “Delaware Climate Solutions Fund”, and the Fund’s investment objective and strategies will also change. In connection with these planned changes, the Fund will seek to invest in securities of companies that have been identified as being capable of reducing, displacing and/or sequestering greenhouse gas emissions or helping others to do so. The following is a summary of certain planned changes that will be made on the Effective Date as a result of this Fund repositioning:

	Current	Effective Date
Name of Fund	Delaware Ivy Energy Fund	Delaware Climate Solutions Fund
Investment Objective	Seeks to provide capital growth and appreciation	Seeks long-term capital growth
Benchmark	S&P 1500 Energy Sector Index	MSCI ACWI Investable Markets Index
Investment management
Investment manager:
Delaware Management Company

Portfolio managers:
Samuel Halpert
Geoffrey King

Sub-advisors:
Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

Investment manager:
Delaware Management Company

Portfolio managers:
Samuel Halpert
Geoffrey King
Barry Gladstein
Barry Klein

Sub-advisors:
Macquarie Investment Management Global Limited

Macquarie Funds Management Hong Kong Limited

The repositioning for each Fund may result in higher portfolio turnover for the Funds in the near term, as the portfolio management team purchases and sells securities to accommodate the repositionings. This higher portfolio turnover may cause the Funds to realize capital gains and incur transaction costs. You should consult your financial advisor about the potential impact that will result from the repositionings.
Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated May 20, 2022.